S000013700 [Member] Investment Objectives and Goals - iShares Intermediate Government/Credit Bond ETF	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF GVI | Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares Intermediate Government/Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated government, government-related and investment-grade U.S. corporate bonds with remaining maturities between one and ten years.